SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.0%

Commercial Services - 0.4%
Equifax, Inc.	1,100	260,810

Communications - 0.8%
American Tower Corp.	2,025	508,721

Consumer Durables - 0.7%
YETI Holdings, Inc. *	7,300	437,854

Consumer Non-Durables - 3.1%
Constellation Brands, Inc.	2,275	523,978
Estee Lauder Cos., Inc. - Class A	2,000	544,640
Mondelez International, Inc.	3,400	213,452
NIKE, Inc.	2,950	396,952
PepsiCo, Inc.	1,825	305,469

		1,984,491

Consumer Services - 3.0%
Chegg, Inc. *	3,325	120,631
McDonald’s Corp.	2,300	568,744
Starbucks Corp.	4,850	441,205
Visa, Inc.	3,500	776,195

		1,906,775

Electronic Technology - 11.4%
Apple, Inc.	18,125	3,164,806
Applied Materials, Inc.	7,825	1,031,335
Broadcom, Inc.	1,865	1,174,353
Keysight Technologies, Inc. *	1,925	304,092
NVIDIA Corp.	5,140	1,402,500
Qualcomm, Inc.	1,625	248,333

		7,325,419

Energy Minerals - 0.5%
ConocoPhillips	3,075	307,500

Finance - 3.6%
Ameriprise Financial, Inc.	2,000	600,720
Chubb, Ltd.	1,875	401,062
First Republic Bank	1,750	283,675
Goldman Sachs Group, Inc.	1,800	594,180
JPMorgan Chase & Co.	3,425	466,896

		2,346,533

Health Services - 3.5%
Centene Corp. *	3,150	265,198
HCA Healthcare, Inc.	2,625	657,877
UnitedHealth Group, Inc.	2,650	1,351,421

		2,274,496

Health Technology - 6.3%
Abbott Laboratories	3,550	420,178
AbbVie, Inc.	2,925	474,172
Baxter International, Inc.	4,375	339,237
Dexcom, Inc. *	1,465	749,494
Johnson & Johnson	3,000	531,690
Medtronic, PLC	6,225	690,664
Thermo Fisher Scientific, Inc.	1,375	812,144

		4,017,579

Process Industries - 1.7%
Darling Ingredients, Inc. *	3,525	283,339
Linde, PLC	1,225	391,302

Name of Issuer	Quantity	Fair Value ($)

Sherwin-Williams Co.	1,800	449,316

		1,123,957

Producer Manufacturing - 4.0%
Aptiv, PLC *	1,725	206,500
Honeywell International, Inc.	2,275	442,670
Motorola Solutions, Inc.	1,400	339,080
Northrop Grumman Corp.	875	391,317
Parker-Hannifin Corp.	1,600	454,016
Safran SA, ADR	11,550	339,570
Siemens AG, ADR	6,800	470,152

		2,643,305

Retail Trade - 6.1%
Amazon.com, Inc. *	610	1,988,570
CVS Health Corp.	5,800	587,018
Home Depot, Inc.	2,050	613,627
TJX Cos., Inc.	6,550	396,799
Ulta Beauty, Inc. *	795	316,585

		3,902,599

Technology Services - 16.5%
Accenture, PLC	2,025	682,891
Adobe, Inc. *	1,300	592,306
Alphabet, Inc. - Class A *	620	1,724,437
Alphabet, Inc. - Class C *	205	572,563
Atlassian Corp., PLC *	2,150	631,734
Autodesk, Inc. *	1,900	407,265
DocuSign, Inc. *	2,025	216,918
Dynatrace, Inc. *	5,975	281,422
EPAM Systems, Inc. *	185	54,873
Intuit, Inc.	1,200	577,008
Meta Platforms, Inc. *	2,000	444,720
Microsoft Corp.	7,800	2,404,818
Paycom Software, Inc. *	600	207,828
PayPal Holdings, Inc. *	2,675	309,364
RingCentral, Inc. *	350	41,024
salesforce.com, Inc. *	3,650	774,968
ServiceNow, Inc. *	560	311,858
Splunk, Inc. *	1,950	289,789

		10,525,786

Transportation - 1.8%
FedEx Corp.	2,350	543,766
Union Pacific Corp.	2,050	560,081

		1,103,847

Utilities - 0.6%
NextEra Energy, Inc.	4,140	350,699

Total Common Stocks (cost: $22,723,358)		41,020,371

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 30.4%

Asset-Backed Securities - 0.5%

Bayview Opportunity Master Fund 2017-SPL1 A, 4.00%, 10/28/64 1, 4	29,798	29,480

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

OSCAR US Funding Trust VII, LLC 2017-2A A4, 2.76%, 12/10/24 [4]	14,941	14,946

Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	18,022	18,595
2007-20H 1, 5.78%, 8/1/27	15,942	16,506

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, [4]	115,699	111,961
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	98,137

		289,625

Collateralized Mortgage Obligations - 5.9%

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	21,449	21,118
2003-34 A1, 6.00%, 4/25/43	27,533	29,438
2004-T1 1A1, 6.00%, 1/25/44	17,369	18,681
1999-17 C, 6.35%, 4/25/29	7,034	7,501
2001-82 ZA, 6.50%, 1/25/32	10,452	11,225
2009-30 AG, 6.50%, 5/25/39	30,910	34,217
2013-28 WD, 6.50%, 5/25/42	31,040	35,004
2004-T1 1A2, 6.50%, 1/25/44	50,864	55,485
2004-W9 2A1, 6.50%, 2/25/44	30,037	32,689
2010-108 AP, 7.00%, 9/25/40	762	835
2004-T3 1A3, 7.00%, 2/25/44	5,765	6,394
1993-21 KA, 7.70%, 3/25/23	4,013	4,083

Freddie Mac:
4293 BA, 5.27%, 10/15/47 [1]	10,958	11,832
2122 ZE, 6.00%, 2/15/29	39,129	42,184
2126 C, 6.00%, 2/15/29	23,550	25,152
2480 Z, 6.00%, 8/15/32	25,904	27,859
2485 WG, 6.00%, 8/15/32	25,879	28,031
2575 QE, 6.00%, 2/15/33	12,159	13,097
2980 QA, 6.00%, 5/15/35	12,808	13,697
2283 K, 6.50%, 12/15/23	1,474	1,516
2357 ZJ, 6.50%, 9/15/31	17,074	18,272
4520 HM, 6.50%, 8/15/45	15,209	17,521
3704 CT, 7.00%, 12/15/36	11,002	12,457
2238 PZ, 7.50%, 6/15/30	9,819	10,997

Government National Mortgage Association:
2021-86 WB, 4.78%, 5/20/51 [1]	161,737	173,824
2021-27 CW, 5.00%, 2/20/51 [1]	149,354	166,091
2021-104 HT, 5.50%, 6/20/51	191,313	208,675
2021-27 AW, 5.84%, 2/20/51 [1]	213,430	247,621
2015-80 BA, 6.99%, 6/20/45 [1]	13,140	14,332
2018-147 AM, 7.00%, 10/20/48	34,824	37,157
2018-160 DA, 7.00%, 11/20/48	32,148	34,807
2014-69 W, 7.21%, 11/20/34 [1]	17,327	18,931
2013-133 KQ, 7.31%, 8/20/38 [1]	18,985	21,149
2005-74 HA, 7.50%, 9/16/35	2,805	2,922

JP Morgan Mortgage Trust:
2022-1 A11, 0.90%, 7/25/52 1, [4]	368,649	359,772
2021-13 A11, 0.95%, 4/25/52 1, [4]	321,180	316,844
2022-2 A11, 1.10%, 8/25/52 1, [4]	344,940	343,752
2021-3 A4, 2.50%, 7/25/51 1, [4]	142,425	137,077
2021-6 A4, 2.50%, 10/25/51 1, [4]	337,179	323,705
2021-13 A4, 2.50%, 4/25/52 1, [4]	311,574	299,302
2019-HYB1 A5A, 3.00%, 10/25/49 1, [4]	42,416	40,994

Name of Issuer	Principal Amount ($)	Fair Value ($)

2020-8 A3, 3.00%, 3/25/51 1, [4]	20,785	20,046
2021-6 A12, 5.00%, 10/25/51 1, [4]	308,773	336,795

New Residential Mortgage Loan Trust: 2018-3A A1, 4.50%, 5/25/58 1, 4	46,459	47,503

PMT Loan Trust: 2013-J1 A11, 3.50%, 9/25/43 1, [4]	31,202	30,494

Sequoia Mortgage Trust: 2020-4 A5, 2.50%, 11/25/50 1, [4]	52,904	52,125

Vendee Mortgage Trust:
1994-2 2, 5.49%, 5/15/24 [1]	1,293	1,293
2008-1 B, 6.02%, 3/15/25 [1]	8,069	8,643

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	41,514	39,735
2020-2 A17, 3.00%, 12/25/49 1, [4]	31,606	30,379
2020-2 A3, 3.00%, 12/25/49 1, [4]	8,808	8,803

		3,802,056

Corporate Bonds - 7.4%
Bank of America Corp., 1.29%, 2/4/28 [1]	200,000	198,624
British Airways 2020-1 Class B Pass Through Trust, 8.38%, 11/15/28 [4]	52,197	57,678
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	110,044
Citigroup, Inc., 1.49%, 2/24/28 [1]	100,000	99,936
ConocoPhillips Co., 6.95%, 4/15/29	125,000	154,591
Consumers Energy Co., 4.35%, 8/31/64	50,000	52,870
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	125,774	146,559
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	125,511	124,379

Duke Energy Florida, LLC:
2.54%, 9/1/29	50,000	48,894
2.86%, 3/1/33	120,000	117,092
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	155,158
Equifax, Inc., 6.90%, 7/1/28	150,000	174,575
Equinor ASA, 7.15%, 11/15/25	150,000	170,570
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	189,141
Goldman Sachs Group, Inc., 0.84%, 3/8/24 [1]	175,000	173,464
ITT, LLC, 7.40%, 11/15/25	25,000	27,321
Johnson & Johnson, 3.55%, 3/1/36	150,000	155,099
JPMorgan Chase & Co., 1.15%, 2/24/26 [1]	100,000	99,899
Lincoln National Corp., 7.00%, 6/15/40	100,000	131,757
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29, 3.12%, 12/15/24 1, [4]	100,000	100,068
Northern Trust Corp. (Subordinated), 3 Mo.
Libor + 1.13, 3.38%, 5/8/32 [1]	250,000	244,864
PacifiCorp, 7.70%, 11/15/31	150,000	198,405
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	100,000	113,230
Principal Financial Group, Inc., 3 Mo. Libor + 3.04%, 3.55%, 5/15/55 [1]	100,000	97,000
Royal Bank of Canada, 0.75%, 11/2/26 [1]	175,000	172,552
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	113,324
Spirit Airlines, 4.10%, 4/1/28	115,466	112,816
Tennessee Gas Pipeline, LLC, 7.00%, 10/15/28	213,000	250,482
Toronto-Dominion Bank, 0.52%, 1/10/25 [1]	125,000	123,756
Tyco Intl. Finance, 3.90%, 2/14/26	200,000	198,828

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	140,337	128,606
Unum Group, 7.25%, 3/15/28	25,000	29,147
US Bank NA, 0.67%, 6/2/23 [1]	250,000	249,237
West Loop BC (Subordinated), 3 Mo. Libor + 1.87, 4.00%, 12/1/27 [1]	225,000	227,685

		4,747,651

Federal Home Loan Mortgage Corporation - 0.3%
7.50%, 7/1/29	67,315	73,507
8.00%, 2/1/34	6,859	7,442
8.50%, 9/1/24	118	118
8.50%, 5/1/31	89,755	98,883

		179,950

Federal National Mortgage Association - 1.1%
5.50%, 10/1/33	37,129	39,501
5.50%, 8/1/56	194,183	215,308
6.00%, 7/1/41	179,869	197,907
6.50%, 2/1/24	4,582	4,665
6.50%, 9/1/27	24,642	26,461
6.50%, 6/1/40	71,130	77,532
7.00%, 1/1/32	4,900	5,035
7.00%, 3/1/33	14,595	15,576
7.00%, 12/1/38	19,381	20,576
8.00%, 6/1/24	3,428	3,557
8.00%, 1/1/31	5,838	5,881
8.00%, 2/1/31	15,647	17,838
8.00%, 9/1/37	39,386	43,514
8.42%, 7/15/26	1,721	1,742
8.50%, 10/1/30	16,543	18,104
10.00%, 6/1/31	20,149	21,650

		714,847

Government National Mortgage Association - 0.2%
5.00%, 5/20/48	38,067	40,467
5.75%, 12/15/22	1,750	1,704
6.50%, 11/20/38	9,561	10,178
7.00%, 12/15/24	4,231	4,371
7.00%, 11/20/27	7,284	7,779
7.00%, 9/20/29	19,888	21,374
7.00%, 9/20/38	7,533	8,578
7.50%, 4/20/32	12,004	12,738
8.00%, 7/15/24	831	838

		108,027

Taxable Municipal Securities - 9.4%
Chicago Park Dist., 2.53%, 1/1/34	235,000	211,907
City of Encinitas CA, 1.45%, 9/1/27	250,000	230,947
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	234,637
Colliers Hill Metropolitan Dist. No. 2, 3.99%, 12/1/47	250,000	246,310
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	201,109
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	187,568
Great Lakes Water Auth. Sewage Disposal System, 3.51%, 7/1/44	150,000	143,712
IN Finance Auth., 3.31%, 3/1/51	250,000	214,415
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	100,262

Name of Issuer	Principal Amount ($)	Fair Value ($)

LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	207,416
Louisiana State Trans. Auth., 1.45%, 2/15/27	300,000	279,222
Madison Co. Comm. Sch. Dist. No. 7, 1.90%, 12/1/30	150,000	133,239
Maricopa Co. Industrial Dev. Auth., 5.00%, 7/1/44 [4]	100,000	99,122

Massachusetts Edu. Auth.:
4.00%, 1/1/32	30,000	30,531
4.41%, 7/1/34	20,000	20,615
MI State Hsg. Dev. Auth., 2.66%, 12/1/41	300,000	263,826

MN Hsg. Fin. Agy.:
2.31%, 1/1/27	145,000	142,004
4.73%, 1/1/49	5,000	5,079
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	100,000	100,077
No. Dakota Hsg. Fin. Auth., 3.70%, 7/1/33	100,000	100,216

NY City Hsg. Dev. Corp.:
2.74%, 11/1/36	250,000	229,985
2.65%, 11/1/36	100,000	91,017
NY Mortgage Agency, 2.98%, 10/1/40	150,000	137,169
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	185,230

Oregon State Fac. Auth.:
2.68%, 7/1/31	350,000	320,593
3.29%, 10/1/40	100,000	90,847
Public Fin. Auth., 4.23%, 7/1/32	105,000	112,086
South Carolina Student Loan Corp., 2.92%, 12/1/28	200,000	187,976
State of Ohio, 2.17%, 12/1/31	250,000	234,108
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	119,854
Texas Trans. Comm. State Highway, 5.18%, 4/1/30	150,000	167,106
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	195,394
VA Hsg. Dev. Auth., 2.13%, 7/25/51	241,555	227,125
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	250,000	244,508
Warren Consol. Schools, 1.85%, 5/1/31	250,000	227,978
Wichita Falls, 1.65%, 9/1/28	145,000	134,232

		6,057,422

U.S. Treasury / Federal Agency Securities - 5.6%
U.S. Treasury Bonds 2.25%, 2/15/52	550,000	527,227
U.S. Treasury Strip 1.97%, 11/15/50 [6]	1,525,000	753,589
U.S. Treasury Strip 2.18%, 8/15/47 [6]	650,000	343,524

U.S. Treasury Notes:
1.88%, 2/28/27	50,000	48,734
1.88%, 2/15/32	100,000	96,047

United States Treasury Inflation Bonds:
0.13%, 1/15/23	974,424	1,008,871
0.13%, 10/15/26	51,444	54,137
0.63%, 1/15/24	722,958	760,984

		3,593,113

Total Bonds (cost $20,461,293)		19,492,691

MARCH 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Balanced Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 1.2%
BlackRock Enhanced Government Fund	4,886	54,137
Franklin, Ltd. Duration, Income Trust	4,666	35,368
Nuveen Multi-Market Income Fund, Inc.	3,953	25,695
Putnam Master Intermediate Income Trust	61,000	218,380
Putnam Premier Income Trust	58,975	235,310
WA Inflation-Linked Opp. & Inc. Fund	4,709	56,555
WA Inflation-Linked Sec. & Inc. Fund	10,953	128,150

Total Investment Companies (cost: $832,954)		753,595

Short-Term Securities - 4.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $3,162,231)	3,162,231	3,162,231

Total Investments in Securities - 100.5% (cost $47,179,836)		64,428,888

Other Assets and Liabilities, net - (0.5)%		(321,112)

Total Net Assets - 100.0%		$64,107,776

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of March 31, 2022 was $3,516,339 and represented 5.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2022, 0.2% of net assets in the Fund was invested in such securities.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	41,020,371	—	—	41,020,371
Asset-Backed Securities	—	289,625	—	289,625
Collateralized Mortgage Obligations	—	3,802,056	—	3,802,056
Corporate Bonds	—	4,747,651	—	4,747,651
Federal Home Loan Mortgage Corporation	—	179,950	—	179,950
Federal National Mortgage Association	—	714,847	—	714,847
Government National Mortgage Association	—	108,027	—	108,027
Taxable Municipal Securities	—	6,057,422	—	6,057,422
U.S. Treasury / Federal Agency Securities	—	3,593,113	—	3,593,113
Investment Companies	753,595	—	—	753,595
Short-Term Securities	3,162,231	—	—	3,162,231

Total:	44,936,197	19,492,691	—	64,428,888

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2022	5